Condensed Consolidated Statements of Changes in Shareholders' (Deficit) Equity		Common Stock [Member] HKD ($) shares		Additional Paid-in Capital [Member] HKD ($)	Subscription Receivable [Member] HKD ($)	AOCI Attributable to Parent [Member] HKD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Mar. 31, 2021		$ 51,187	[1]				$ 210,807	$ 33,589	$ 261,994
Balance, shares at Mar. 31, 2021	[1]	6,562,500
Foreign currency translation adjustment			[1]			(80)		(9)	(80)
Net loss for the period			[1]				(1,022,362)	(131,073)	(1,022,362)
Balance at Mar. 31, 2022		$ 51,187	[1]			(80)	(811,555)	(97,493)	(760,448)
Balance, shares at Mar. 31, 2022	[1]	6,562,500
Foreign currency translation adjustment						1,164		148	1,164
Net loss for the period							(693,556)	(88,917)	(693,556)
Balance at Sep. 30, 2022		$ 51,187				1,084	(1,505,111)	(186,262)	(1,452,840)
Balance, shares at Sep. 30, 2022		6,562,500
Balance at Mar. 31, 2022		$ 51,187	[1]			(80)	(811,555)	(97,493)	(760,448)
Balance, shares at Mar. 31, 2022	[1]	6,562,500
Foreign currency translation adjustment			[1]			6,013		770	6,013
Net loss for the period			[1]				(1,011,804)	(129,719)	(1,011,804)
Issuance of new shares		$ 301	[1]	605,299				77,641	605,600
Issuance of new shares, shares	[1]	38,622
Issuance of ordinary shares to settle shareholder's debt		$ 351	[1]	701,649				90,000	702,000
Issuance of ordinary shares to settle shareholder's debt	[1]	45,000
Balance at Mar. 31, 2023		$ 51,839	[1]	1,306,948		5,933	(1,823,359)	(58,801)	(458,639)
Balance, shares at Mar. 31, 2023	[1]	6,646,122
Foreign currency translation adjustment						7,439		953	7,439
Net loss for the period							(1,756,610)	(225,205)	(1,756,610)
Issuance of new shares		$ 10,369			(9,384)			126	985
Issuance of new shares, shares		1,329,225
Balance at Sep. 30, 2023		$ 62,208		$ 1,306,948	$ (9,384)	$ 13,372	$ (3,579,969)	$ (282,927)	$ (2,206,825)
Balance, shares at Sep. 30, 2023		7,975,347

[1]	The shares amounts are presented on a retroactive basis.